                       SUPPLEMENT DATED MARCH 1, 2010 TO

                       PROSPECTUS DATED MAY 1, 2009 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

On July 9, 2009, the Board of Trustees (the "Board") of Franklin Templeton Variable Insurance Products Trust (the "Trust") approved a proposal to liquidate and dissolve the Templeton Global Asset Allocation Fund (the "Portfolio"). The Board concluded that liquidation of the Portfolio was in the best interest of its shareholders after considering a number of factors including the Portfolio's significant decline in assets over the last decade and limited future opportunities for asset growth.

IN ACCORDANCE WITH THE BOARD'S DECISION TO TERMINATE OPERATIONS, THE PORTFOLIO WILL BE LIQUIDATED EFFECTIVE AT THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (THE "NYSE") ON APRIL 30, 2010. ASSETS HELD BY THE SEPARATE ACCOUNT WHICH ARE INVESTED IN THE PORTFOLIO WILL BE TRANSFERRED AT THE CLOSE OF TRADING ON THE NYSE ON APRIL 30, 2010 TO THE DREYFUS VARIABLE INVESTMENT FUND -- MONEY MARKET PORTFOLIO.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Please note, however, that the Portfolio is also part of the Investment Strategy for the Lifetime Income Plus 2008 and Lifetime Income Plus Solution living benefit rider options ("living benefit riders"). As indicated in your contract prospectus, contract owners that own either of the living benefit riders must always allocate assets in accordance with a prescribed Investment Strategy, which includes the Build Your Own Asset Allocation Model (the "BYO Asset Allocation Model"). Effective as of April 30, 2010, the Portfolio will no longer be available in the Core Asset Class of the BYO Asset Allocation Model. Due to the Portfolio liquidation, you will need to provide us with updated allocation instructions to comply with the modified Investment Strategy for the BYO Asset Allocation Model. If you do not provide us with updated allocation instructions prior to this date, all of your assets invested in the BYO Asset Allocation Model will be transferred from this Model to Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. In the event your assets are transferred to Asset Allocation Model C under these circumstances, you will need to provide us with updated allocation instructions if you want to invest in the BYO Asset Allocation Model or another available Investment Strategy option.

Also provided below is the current Model Percentage Allocations and Portfolio Selections for the BYO Asset Allocation Model. We have removed the Portfolio from the Core Asset Class of the BYO Asset Allocation Model in anticipation of its liquidation on April 30, 2010. In addition, we have also removed from the Core Asset Class of the BYO Asset Allocation Model the JPMorgan Insurance Trust Balanced Portfolio (the "JPMorgan Portfolio") as we have been advised by the Board of Trustees of the JPMorgan Insurance Trust that the JPMorgan Portfolio will be liquidated on or after April 23, 2010. We will provide you with additional information about the proposed liquidation of the JPMorgan Portfolio in another supplement to your contract prospectus.

Transfers made from the Portfolio during the period from March 1, 2010 to April 30, 2010 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

19771CB SUPPE 03/01/10


                      SUBACCOUNT INVESTING IN                   INVESTMENT OBJECTIVE
                      ------------------------------------------------------------------------
AIM VARIABLE          AIM V.I. CAPITAL APPRECIATION     Growth of capital.
INSURANCE FUNDS       FUND -- SERIES I SHARES










                      ------------------------------------------------------------------------
                      AIM V.I. GLOBAL REAL ESTATE FUND  High total return through growth of
                      -- SERIES II SHARES               capital and current income.











                      ------------------------------------------------------------------------
                      AIM V.I. LARGE CAP GROWTH FUND    Long-term growth of capital.
                      -- SERIES I SHARES










                      ------------------------------------------------------------------------
ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN BALANCED        Seeks to maximize total return
VARIABLE PRODUCTS     WEALTH STRATEGY PORTFOLIO --      consistent with the adviser's
SERIES FUND, INC.     CLASS B                           determination of reasonable risk.
                      ------------------------------------------------------------------------
                      ALLIANCEBERNSTEIN GROWTH AND      Long-term growth of capital.
                      INCOME PORTFOLIO -- CLASS B
                      ------------------------------------------------------------------------
                      ALLIANCEBERNSTEIN LARGE CAP       Long-term growth of capital.
                      GROWTH PORTFOLIO -- CLASS B
                      ------------------------------------------------------------------------
AMERICAN CENTURY      VP INCOME & GROWTH FUND --        The fund seeks capital growth by
VARIABLE PORTFOLIOS,  CLASS I                           investing in common stock. Income is
INC.                                                    a secondary objective.
                      ------------------------------------------------------------------------
                      VP INTERNATIONAL FUND -- CLASS I  The fund seeks capital growth.

                      ------------------------------------------------------------------------
                      VP ULTRA(R) FUND -- CLASS I       The fund seeks long-term capital
                                                        growth.
                      ------------------------------------------------------------------------
                      VP VALUE FUND -- CLASS I          The fund seeks long-term capital
                                                        growth. Income is a secondary
                                                        objective.
                      ------------------------------------------------------------------------

                                          ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                    AS APPLICABLE)
---------------------------------------------------------------------------
Growth of capital.                    Invesco Aim Advisors, Inc.
 (subadvised by Invesco Trimark
                                      Ltd.; Invesco Global Asset
                                      Management (N.A.), Inc.; Invesco
                                      Institutional (N.A.), Inc.; Invesco
                                      Senior Secured Management, Inc.;
                                      Invesco Hong Kong Limited;
                                      Invesco Asset Management Limited;
                                      Invesco Asset Management (Japan)
                                      Limited; Invesco Asset Management
                                      Deutschland, GmbH; and Invesco
                                      Australia Limited)
---------------------------------------------------------------------------
High total return through growth of   and/orInvesco Aim Advisors, Inc.
capital and current income.           (subadvised by Invesco Institutional
                                      (N.A.), Inc.; Invesco Trimark Ltd.;
                                      Invesco Global Asset Management
                                      (N.A.), Inc.; Invesco Institutional
                                      (N.A.), Inc.; Invesco Senior Secured
                                      Management, Inc.; Invesco Hong
                                      Kong Limited; Invesco Asset
                                      Management Limited; Invesco Asset
                                      Management (Japan) Limited;
                                      Invesco Asset Management
                                      Deutschland, GmbH; and Invesco
                                      Australia Limited)
---------------------------------------------------------------------------
Long-term growth of capital.          Invesco Aim Advisors, Inc.
     (subadvised by Invesco Trimark
                                      Ltd.; Invesco Global Asset
                                      Management (N.A.), Inc.; Invesco
                                      Institutional (N.A.), Inc.; Invesco
                                      Senior Secured Management, Inc.;
                                      Invesco Hong Kong Limited;
                                      Invesco Asset Management Limited;
                                      Invesco Asset Management (Japan)
                                      Limited; Invesco Asset Management
                                      Deutschland, GmbH; and Invesco
                                      Australia Limited)
---------------------------------------------------------------------------
Seeks to maximize total return        AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
---------------------------------------------------------------------------
Long-term growth of capital.          AllianceBernstein, L.P.

---------------------------------------------------------------------------
Long-term growth of capital.          AllianceBernstein, L.P.

---------------------------------------------------------------------------
The fund seeks capital growth by      American Century Investment
investing in common stock. Income is  Management, Inc.
a secondary objective.
---------------------------------------------------------------------------
The fund seeks capital growth.        American Century Global
                                      Investment Management, Inc.
---------------------------------------------------------------------------
The fund seeks long-term capital      American Century Investment
growth.                               Management, Inc.
---------------------------------------------------------------------------
The fund seeks long-term capital      American Century Investment
growth. Income is a secondary         Management, Inc.
objective.
---------------------------------------------------------------------------


                         SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                         -----------------------------------------------------------------------------
AMERICAN CENTURY         VP INFLATION PROTECTION FUND --    The fund pursues long-term total
VARIABLE PORTFOLIOS II,  CLASS II                           return using a strategy that seeks to
INC.                                                        protect against U.S. inflation.
                         -----------------------------------------------------------------------------
DREYFUS                  DREYFUS INVESTMENT PORTFOLIOS      Seeks investment returns that are
                         MIDCAP STOCK PORTFOLIO -- INITIAL  greater than the total return
                         SHARES                             performance of publicly traded
                                                            common stocks of medium-size
                                                            domestic companies in the aggregate,
                                                            as represented by the Standard &
                                                            Poor's MidCap 400(R) Index.
                         -----------------------------------------------------------------------------
                         DREYFUS VARIABLE INVESTMENT FUND   The portfolio seeks as high a level of
                         -- MONEY MARKET PORTFOLIO          current income as is consistent with the
                                                            preservation of capital and the
                                                            maintenance of liquidity. As a money
                                                            market fund, the portfolio is subject to
                                                            maturity, quality and diversification
                                                            requirements designed to help it
                                                            maintain a stable share price of $1.00.
                         -----------------------------------------------------------------------------
                         THE DREYFUS SOCIALLY RESPONSIBLE   Seeks capital growth, with current
                         GROWTH FUND, INC. -- INITIAL       income as a secondary objective.
                         SHARES
                         -----------------------------------------------------------------------------
DWS VARIABLE             DWS STRATEGIC VALUE VIP            Seeks to achieve a high rate of total
SERIES II                (FORMERLY, DWS DREMAN HIGH         return.
                         RETURN EQUITY VIP) -- CLASS B
                         SHARES
                         -----------------------------------------------------------------------------
                         DWS DREMAN SMALL MID CAP           Seeks long-term capital appreciation.
                         VALUE VIP -- CLASS B SHARES

                         -----------------------------------------------------------------------------
                         DWS TECHNOLOGY VIP -- CLASS B      Seeks growth of capital.
                         SHARES
                         -----------------------------------------------------------------------------
EATON VANCE VARIABLE     VT FLOATING-RATE INCOME FUND       To provide a high level of current
TRUST                                                       income.
                         -----------------------------------------------------------------------------
                         VT WORLDWIDE HEALTH SCIENCES       Seeks long-term capital growth by
                         FUND                               investing in a worldwide and
                                                            diversified portfolio of health sciences
                                                            companies.
                         -----------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP CONTRAFUND(R) PORTFOLIO --     Seeks long-term capital appreciation.
INSURANCE PRODUCTS       SERVICE CLASS 2
FUND









                         -----------------------------------------------------------------------------
                         VIP EQUITY-INCOME PORTFOLIO --     Seeks reasonable income. The fund
                         SERVICE CLASS 2                    will also consider the potential for
                                                            capital appreciation. The fund's goal is
                                                            to achieve a yield which exceeds the
                                                            composite yield on the securities
                                                            comprising the Standard & Poor's
                                                            500/SM/ Index (S&P 500(R)).
                         -----------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
-----------------------------------------------------------------------------
The fund pursues long-term total          American Century Investment
return using a strategy that seeks to     Management, Inc.
protect against U.S. inflation.
-----------------------------------------------------------------------------
Seeks investment returns that are         The Dreyfus Corporation
greater than the total return
performance of publicly traded
common stocks of medium-size
domestic companies in the aggregate,
as represented by the Standard &
Poor's MidCap 400(R) Index.
-----------------------------------------------------------------------------
The portfolio seeks as high a level of    The Dreyfus Corporation
current income as is consistent with the
preservation of capital and the
maintenance of liquidity. As a money
market fund, the portfolio is subject to
maturity, quality and diversification
requirements designed to help it
maintain a stable share price of $1.00.
-----------------------------------------------------------------------------
Seeks capital growth, with current        The Dreyfus Corporation
income as a secondary objective.

-----------------------------------------------------------------------------
Seeks to achieve a high rate of total     Deutsche Investment Management
return.                                   Americas Inc.


-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     Deutsche Investment Management
        Americas Inc. (subadvised by
                                          Dreman Value Management L.L.C.)
-----------------------------------------------------------------------------
Seeks growth of capital.                  Deutsche Investment Management
        Americas Inc.
-----------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
-----------------------------------------------------------------------------
Seeks long-term capital growth by         OrbiMed Advisors, LLC
investing in a worldwide and
diversified portfolio of health sciences
companies.
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     Fidelity Management & Research
 Company (FMR) (subadvised by
                  FMR Co., Inc. (FMRC), Fidelity
                                          Research & Analysis Company
                                          (FRAC), Fidelity Management &
                                          Research (U.K.) Inc. (FMR U.K.),
                                          Fidelity International Investment
                                          Advisors (FIIA), Fidelity
                                          International Investment Advisors
                                          (U.K.) Limited (FIIA(U.K.)L), and
                                          Fidelity Investments Japan Limited
                                          (FIJ))
-----------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the Standard & Poor's
500/SM/ Index (S&P 500(R)).
-----------------------------------------------------------------------------


                    SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                    ------------------------------------------------------------------------------
                    VIP MID CAP PORTFOLIO --           Seeks long-term growth of capital.
                    SERVICE CLASS 2

                    ------------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN LARGE CAP GROWTH          Seeks capital appreciation. The fund
VARIABLE INSURANCE  SECURITIES FUND -- CLASS 2 SHARES  normally invests at least 80% of its net
PRODUCTS TRUST                                         assets in investments of large
                                                       capitalization companies, and normally
                                                       invests predominantly in equity
                                                       securities.
                    ------------------------------------------------------------------------------
                    MUTUAL SHARES SECURITIES FUND --   Seeks capital appreciation, with
                    CLASS 2 SHARES                     income as a secondary goal. The fund
                                                       normally invests primarily in U.S. and
                                                       foreign equity securities that the
                                                       manager believes are undervalued. The
                                                       fund also invests, to a lesser extent, in
                                                       risk arbitrage securities and distressed
                                                       companies.
                    ------------------------------------------------------------------------------
                    TEMPLETON FOREIGN SECURITIES       Seeks long-term capital growth. The
                    FUND -- CLASS 2 SHARES             fund normally invests at least 80% of
                                                       its net assets in investments of issuers
                                                       located outside the U.S., including
                                                       those in emerging markets, and
                                                       normally invests predominantly in
                                                       equity securities.
                    ------------------------------------------------------------------------------
                    TEMPLETON GROWTH SECURITIES        Seeks long-term capital growth. The
                    FUND -- CLASS 2 SHARES             fund normally invests primarily in
                                                       equity securities of companies located
                                                       anywhere in the world, including those
                                                       in the U.S. and in emerging markets.
                    ------------------------------------------------------------------------------
GE INVESTMENTS      TOTAL RETURN FUND/1/               Seeks the highest total return,
FUNDS, INC.                                            composed of current income and
                                                       capital appreciation, as is consistent
                                                       with prudent investment risk.
                    ------------------------------------------------------------------------------
JPMORGAN INSURANCE  JPMORGAN INSURANCE TRUST CORE      Seeks to maximize total return by
TRUST               BOND PORTFOLIO -- CLASS 1          investing primarily in a diversified
                                                       portfolio of intermediate- and long-
                                                       term debt securities.
                    ------------------------------------------------------------------------------
                    JPMORGAN INSURANCE TRUST           Seeks capital growth over the long
                    DIVERSIFIED MID CAP GROWTH         term.
                    PORTFOLIO -- CLASS 1
                    ------------------------------------------------------------------------------
                    JPMORGAN INSURANCE TRUST EQUITY    Seeks investment results that
                    INDEX PORTFOLIO -- CLASS 1         correspond to the aggregate price and
                                                       dividend performance of securities in
                                                       the Standard & Poor's 500 Composite
                                                       Stock Price Index (S&P 500 Index).
                    ------------------------------------------------------------------------------
                    JPMORGAN INSURANCE TRUST           Seeks to provide high total return from
                    INTERNATIONAL EQUITY PORTFOLIO --  a portfolio of equity securities of
                    CLASS 1                            foreign companies. Total return
                                                       consists of capital growth and current
                                                       income.
                    ------------------------------------------------------------------------------
                    JPMORGAN INSURANCE TRUST           Seeks to provide long-term capital
                    INTREPID GROWTH PORTFOLIO --       growth.
                    CLASS 1
                    ------------------------------------------------------------------------------

                                               ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                       AS APPLICABLE)
--------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
--------------------------------------------------------------------------------
Seeks capital appreciation. The fund       Franklin Advisers, Inc.
normally invests at least 80% of its net
assets in investments of large
capitalization companies, and normally
invests predominantly in equity
securities.
--------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued. The
fund also invests, to a lesser extent, in
risk arbitrage securities and distressed
companies.
--------------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Investment Counsel, LLC
fund normally invests at least 80% of
its net assets in investments of issuers
located outside the U.S., including
those in emerging markets, and
normally invests predominantly in
equity securities.
--------------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
--------------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and
capital appreciation, as is consistent
with prudent investment risk.
--------------------------------------------------------------------------------
Seeks to maximize total return by          JPMorgan Investment Advisors Inc.,
investing primarily in a diversified       an indirect, wholly-owned subsidiary
portfolio of intermediate- and long-       of JPMorgan Chase & Co.
term debt securities.
--------------------------------------------------------------------------------
Seeks capital growth over the long         JPMorgan Investment Advisors Inc.,
term.                                      an indirect, wholly-owned subsidiary
                                           of JPMorgan Chase & Co.
--------------------------------------------------------------------------------
Seeks investment results that              JPMorgan Investment Advisors Inc.,
correspond to the aggregate price and      an indirect, wholly-owned subsidiary
dividend performance of securities in      of JPMorgan Chase & Co.
the Standard & Poor's 500 Composite
Stock Price Index (S&P 500 Index).
--------------------------------------------------------------------------------
Seeks to provide high total return from    JPMorgan Investment Management
a portfolio of equity securities of        Inc., an indirect, wholly-owned
foreign companies. Total return            subsidiary of JPMorgan Chase & Co.
consists of capital growth and current
income.
--------------------------------------------------------------------------------
Seeks to provide long-term capital         JPMorgan Investment Advisors Inc.,
growth.                                    an indirect, wholly-owned subsidiary
                                           of JPMorgan Chase & Co.
--------------------------------------------------------------------------------

                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.


                      SUBACCOUNT INVESTING IN                         INVESTMENT OBJECTIVE
                      ---------------------------------------------------------------------------------
                      JPMORGAN INSURANCE TRUST             Seeks long-term capital growth by
                      INTREPID MID CAP PORTFOLIO --        investing primarily in equity securities
                      CLASS 1                              of companies with intermediate
                                                           capitalizations.
                      ---------------------------------------------------------------------------------
                      JPMORGAN INSURANCE TRUST MID         Seeks capital appreciation with the
                      CAP VALUE PORTFOLIO -- CLASS 1       secondary goal of achieving current
                                                           income by investing in equity
                                                           securities.
                      ---------------------------------------------------------------------------------
                      JPMORGAN INSURANCE TRUST SMALL       Seeks capital growth over the long
                      CAP CORE PORTFOLIO -- CLASS 1        term.

                      ---------------------------------------------------------------------------------
                      JPMORGAN INSURANCE TRUST U.S.        Seeks to provide high total return from
                      EQUITY PORTFOLIO -- CLASS 1          a portfolio of selected equity securities.
                      (FORMERLY, JPMORGAN INSURANCE
                      TRUST DIVERSIFIED EQUITY PORTFOLIO)
                      ---------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) INVESTORS GROWTH STOCK        The fund's investment objective is to
INSURANCE TRUST       SERIES -- SERVICE CLASS SHARES       seek capital appreciation. The fund's
                                                           objective may be changed without
                                                           shareholder approval.
                      ---------------------------------------------------------------------------------
                      MFS(R) STRATEGIC INCOME SERIES --    The fund's investment objective is to
                      SERVICE CLASS SHARES                 seek total return with an emphasis on
                                                           high current income, but also
                                                           considering capital appreciation. The
                                                           fund's objective may be changed
                                                           without shareholder approval.
                      ---------------------------------------------------------------------------------
                      MFS(R) TOTAL RETURN SERIES --        The fund's investment objective is to
                      SERVICE CLASS SHARES                 seek total return. The fund's objective
                                                           may be changed without shareholder
                                                           approval.
                      ---------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  OPPENHEIMER CAPITAL                  Seeks capital appreciation by investing
ACCOUNT FUNDS         APPRECIATION FUND/VA -- SERVICE      in securities of well-known established
                      SHARES                               companies.
                      ---------------------------------------------------------------------------------
                      OPPENHEIMER MAIN STREET FUND/        Seeks high total return.
                      VA -- SERVICE SHARES
                      ---------------------------------------------------------------------------------
                      OPPENHEIMER MAIN STREET SMALL        Seeks capital appreciation.
                      CAP FUND/VA -- SERVICE SHARES
                      ---------------------------------------------------------------------------------
PIMCO VARIABLE        HIGH YIELD PORTFOLIO --              Seeks maximum total return,
INSURANCE TRUST       ADMINISTRATIVE CLASS SHARES          consistent with preservation of capital
                                                           and prudent investment management.
                                                           Invests at least 80% of its assets in a
                                                           diversified portfolio of high yield
                                                           securities ("junk bonds") rated below
                                                           investment grade but rated at least Caa
                                                           by Moody's or CCC by S&P, or, if
                                                           unrated, determined by PIMCO to be
                                                           of comparable quality, subject to a
                                                           maximum of 5% of its total assets in
                                                           securities rated Caa by Moody's or
                                                           CCC by S&P, or, if unrated,
                                                           determined by PIMCO to be of
                                                           comparable quality.
                      ---------------------------------------------------------------------------------
                      LOW DURATION PORTFOLIO --            Seeks maximum total return,
                      ADMINISTRATIVE CLASS SHARES          consistent with preservation of capital
                                                           and prudent investment management.
                      ---------------------------------------------------------------------------------

                                                ADVISER (AND SUB-ADVISER(S),
           INVESTMENT OBJECTIVE                       AS APPLICABLE)
---------------------------------------------------------------------------------
Seeks long-term capital growth by           JPMorgan Investment Advisors Inc.,
investing primarily in equity securities    an indirect, wholly-owned subsidiary
of companies with intermediate              of JPMorgan Chase & Co.
capitalizations.
---------------------------------------------------------------------------------
Seeks capital appreciation with the         J.P. Morgan Investment Advisors
secondary goal of achieving current         Inc., an indirect, wholly-owned
income by investing in equity               subsidiary of JPMorgan Chase & Co.
securities.
---------------------------------------------------------------------------------
Seeks capital growth over the long          J.P. Morgan Investment Management
term.                                       Inc., an indirect, wholly-owned
                                            subsidiary of JPMorgan Chase & Co.
---------------------------------------------------------------------------------
Seeks to provide high total return from     JPMorgan Investment Advisors Inc.,
a portfolio of selected equity securities.  an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.

---------------------------------------------------------------------------------
The fund's investment objective is to       Massachusetts Financial Services
seek capital appreciation. The fund's       Company
objective may be changed without
shareholder approval.
---------------------------------------------------------------------------------
The fund's investment objective is to       Massachusetts Financial Services
seek total return with an emphasis on       Company
high current income, but also
considering capital appreciation. The
fund's objective may be changed
without shareholder approval.
---------------------------------------------------------------------------------
The fund's investment objective is to       Massachusetts Financial Services
seek total return. The fund's objective     Company
may be changed without shareholder
approval.
---------------------------------------------------------------------------------
Seeks capital appreciation by investing     OppenheimerFunds, Inc.
in securities of well-known established
companies.
---------------------------------------------------------------------------------
Seeks high total return.                    OppenheimerFunds, Inc.

---------------------------------------------------------------------------------
Seeks capital appreciation.                 OppenheimerFunds, Inc.

---------------------------------------------------------------------------------
Seeks maximum total return,                 Pacific Investment Management
consistent with preservation of capital     Company LLC
and prudent investment management.
Invests at least 80% of its assets in a
diversified portfolio of high yield
securities ("junk bonds") rated below
investment grade but rated at least Caa
by Moody's or CCC by S&P, or, if
unrated, determined by PIMCO to be
of comparable quality, subject to a
maximum of 5% of its total assets in
securities rated Caa by Moody's or
CCC by S&P, or, if unrated,
determined by PIMCO to be of
comparable quality.
---------------------------------------------------------------------------------
Seeks maximum total return,                 Pacific Investment Management
consistent with preservation of capital     Company LLC
and prudent investment management.
---------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after January 5, 2009:

                                                                                               ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                   INVESTMENT OBJECTIVE                   AS APPLICABLE)
                    ----------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN INCOME SECURITIES        Seeks to maximize income while         Franklin Advisers, Inc.
VARIABLE INSURANCE  FUND -- CLASS 2 SHARES            maintaining prospects for capital
PRODUCTS TRUST                                        appreciation. The fund normally
                                                      invests in both equity and debt
                                                      securities. The fund seeks income by
                                                      investing in corporate, foreign and
                                                      U.S. Treasury bonds as well as stocks
                                                      with dividend yields the manager
                                                      believes are attractive.
                    ----------------------------------------------------------------------------------------------------------
                    FRANKLIN TEMPLETON VIP FOUNDING   Seeks capital appreciation, with       Franklin Templeton Services, LLC
                    FUNDS ALLOCATION FUND -- CLASS 2  income as a secondary goal. The fund   (the fund's administrator)
                    SHARES/1/                         normally invests equal portions in
                                                      Class 1 shares of Franklin Income
                                                      Securities Fund; Mutual Shares
                                                      Securities Fund; and Templeton
                                                      Growth Securities Fund.
                    ----------------------------------------------------------------------------------------------------------

                    /1/ Please see the provision in your prospectus under the
                        heading "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this Portfolio.

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL

CORE ASSET CLASS                                                                                          FIXED INCOME ASSET
(20% TO 80%)                                                     SPECIALTY ASSET CLASS (0% TO 20%)        CLASS (20% TO 60%)
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Large Cap Growth Fund -- Series I shares             AIM V.I. Capital Appreciation Fund --    JPMorgan Insurance Trust
AllianceBernstein Balanced Wealth Strategy Portfolio --        Series I shares                          Core Bond Portfolio --
 Class B                                                      AIM V.I. Global Real Estate Fund --       Class 1
American Century VP Income & Growth Fund -- Class I            Series II shares                        PIMCO VIT Low Duration
American Century VP Value Fund -- Class I                     AllianceBernstein Global Technology       Portfolio --
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial   Portfolio -- Class B                     Administrative Class
 Shares                                                       American Century VP Inflation             Shares
DWS Strategic Value VIP (formerly, DWS Dreman High             Protection Fund -- Class II
 Return Equity VIP) -- Class B Shares                         American Century VP International Fund
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2        -- Class I
Fidelity VIP Equity-Income Portfolio -- Service Class 2       American Century VP Ultra(R) Fund --
Franklin Templeton VIP Large Cap Growth Securities Fund --     Class I
 Class 2 Shares                                               Dreyfus Investment Portfolios -- MidCap
Franklin Templeton VIP Mutual Shares Securities Fund --        Stock Portfolio -- Initial Shares
 Class 2 Shares                                               DWS Dreman Small Mid Cap Value VIP --
Franklin Templeton VIP Templeton Foreign Securities Fund --    Class B Shares
 Class 2 Shares                                               DWS Technology VIP -- Class B Shares
Franklin Templeton VIP Templeton Growth Securities Fund --    Eaton Vance VT Floating-Rate Income Fund
 Class 2 Shares                                               Fidelity VIP Mid Cap Portfolio --
GE Investments Funds Total Return Fund -- Class 3 Shares       Service Class 2
JPMorgan Insurance Trust Equity Index Portfolio -- Class 1    JPMorgan Insurance Trust Diversified
JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1   Mid Cap Growth Portfolio -- Class 1
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1     JPMorgan Insurance Trust Intrepid Mid
MFS(R) VIT Total Return Series -- Service Class Shares         Cap Portfolio -- Class 1
Oppenheimer Capital Appreciation Fund/VA -- Service Shares    MFS(R) VIT Strategic Income Series --
Oppenheimer Main Street Fund/VA -- Service Shares              Service Class Shares
                                                              Oppenheimer Main Street Small Cap
                                                               Fund/VA -- Service Shares
                                                              PIMCO VIT High Yield Portfolio --
                                                               Administrative Class Shares

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



Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

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